Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,561,000
Previously Paid Amount	0.00
Total Fee Amount	1,734.67
Total Offset Amount	0.00
Net Fee	1,734.67
Narrative - Max Aggregate Offering Price	$ 12,561,000
Final Prospectus	true